UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: March 1, 2019 – May 31, 2019

Item 1.  Schedule of Investments.

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MAY 31, 2019

Shares	Security Description	Value
Common Stock - 45.7%
Communications - 5.4%
1,400	Alphabet, Inc., Class A (a)	$1,549,100
31,522	AT&T, Inc.	963,943
30,000	Comcast Corp., Class A	1,230,000
7,000	Facebook, Inc., Class A (a)	1,242,290
11,100	The Walt Disney Co.	1,465,644
16,900	Verizon Communications, Inc.	918,515
		7,369,492
Consumer Discretionary - 3.1%
700	Amazon.com, Inc. (a)	1,242,549
2,600	McDonald's Corp.	515,502
9,900	NIKE, Inc., Class B	763,686
9,300	The Home Depot, Inc.	1,765,605
		4,287,342
Consumer Staples - 3.9%
11,600	Altria Group, Inc.	569,096
6,600	Anheuser-Busch InBev SA/NV, ADR (b)	537,240
1,200	Costco Wholesale Corp.	287,496
5,400	Diageo PLC, ADR	907,524
15,500	Mondelez International, Inc., Class A	788,175
9,300	PepsiCo., Inc.	1,190,400
5,000	The Procter & Gamble Co.	514,550
5,800	Walmart, Inc.	588,352
		5,382,833
Energy - 3.1%
6,000	Chevron Corp.	683,100
5,700	EOG Resources, Inc.	466,716
10,500	Exxon Mobil Corp.	743,085
57,500	Kinder Morgan, Inc.	1,147,125
7,500	Marathon Petroleum Corp.	344,925
8,800	Occidental Petroleum Corp.	437,976
12,900	Schlumberger, Ltd.	447,501
		4,270,428
Financials - 6.0%
49,000	Bank of America Corp.	1,303,400
3,900	Berkshire Hathaway, Inc., Class B (a)	769,938
6,500	Chubb, Ltd.	949,455
13,200	Citigroup, Inc.	820,380
11,900	JPMorgan Chase & Co.	1,260,924
14,000	MetLife, Inc.	646,940
12,000	The Charles Schwab Corp.	499,320
15,800	U.S. Bancorp	793,160
24,400	Wells Fargo & Co.	1,082,628
		8,126,145
Health Care - 6.7%
14,700	Abbott Laboratories	1,119,111
6,600	AbbVie, Inc.	506,286
2,400	Allergan PLC	292,584
6,500	Amgen, Inc.	1,083,550
10,600	Bristol-Myers Squibb Co.	480,922
8,900	CVS Health Corp.	466,093
4,000	Gilead Sciences, Inc.	249,000
9,100	Johnson & Johnson	1,193,465
10,025	Medtronic PLC	928,114
6,300	Merck & Co., Inc.	499,023
19,900	Pfizer, Inc.	826,248
6,200	UnitedHealth Group, Inc.	1,499,160
		9,143,556

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MAY 31, 2019

Shares	Security Description	Value
Industrials - 3.8%
8,500	Honeywell International, Inc.	$1,396,635
3,700	Raytheon Co.	645,650
3,300	The Boeing Co.	1,127,313
4,600	Union Pacific Corp.	767,188
7,200	United Parcel Service, Inc., Class B	669,024
5,000	United Technologies Corp.	631,500
		5,237,310
Information Technology - 10.3%
12,700	Apple, Inc.	2,223,389
2,400	Broadcom, Inc.	603,936
27,300	Cisco Systems, Inc.	1,420,419
16,100	Intel Corp.	709,044
27,000	Microsoft Corp.	3,339,360
23,800	Oracle Corp.	1,204,280
17,000	QUALCOMM, Inc.	1,135,940
14,400	Visa, Inc., Class A	2,323,152
11,200	Xilinx, Inc.	1,145,872
		14,105,392
Materials - 0.9%
2,200	Air Products & Chemicals, Inc.	447,898
5,233	Dow, Inc.	244,695
15,700	DowDuPont, Inc.	479,164
		1,171,757
Real Estate - 1.1%
4,300	American Tower Corp. REIT	897,711
24,000	Weyerhaeuser Co. REIT	547,200
		1,444,911
Utilities - 1.4%
9,700	NextEra Energy, Inc.	1,922,637
Total Common Stock (Cost $52,965,617)		62,461,803

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 36.5%
Corporate Non-Convertible Bonds - 0.6%
Communications - 0.3%
$362,000	TWDC Enterprises 18 Corp.	0.88%	07/12/19	361,292
Financials - 0.3%
483,000	JPMorgan Chase & Co.	2.20	10/22/19	482,475
Total Corporate Non-Convertible Bonds (Cost $842,641)				843,767
U.S. Government & Agency Obligations - 35.9%
U.S. Treasury Securities - 35.9%
6,060,000	U.S. Treasury Bill (c)	2.30	06/20/19	6,053,533
6,100,000	U.S. Treasury Bill (c)	2.42	08/15/19	6,071,844
6,300,000	U.S. Treasury Bill (c)	2.52	09/12/19	6,259,436
6,390,000	U.S. Treasury Bill (c)	2.71	11/07/19	6,326,114
3,150,000	U.S. Treasury Bill (c)	2.67	12/05/19	3,113,598
3,170,000	U.S. Treasury Bill (c)	2.56	01/02/20	3,127,963
3,200,000	U.S. Treasury Bill (c)	2.54	01/30/20	3,152,211
5,720,000	U.S. Treasury Bill (c)	2.51	02/27/20	5,624,794
3,220,000	U.S. Treasury Bill (c)	2.39	04/23/20	3,156,517
6,130,000	U.S. Treasury Note	2.25	03/31/20	6,127,246
				49,013,256
Total U.S. Government & Agency Obligations (Cost $48,957,917)				49,013,256
Total Fixed Income Securities (Cost $49,800,558)				49,857,023

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MAY 31, 2019

Shares	Security Description	Value
Exchange Traded Fund - 0.9%
4,700	iShares Core S&P 500 ETF
	(Cost $1,392,458)	$1,303,310

Shares	Security Description	Value
Money Market Fund - 16.7%
22,810,951	Fidelity Investments Money Market Government Portfolio, Class I, 2.27% (d)(e)
	(Cost $22,810,951)	22,810,951

Investments, at value - 99.8% (Cost $126,969,584)		$136,433,087
Total Written Options - (0.9)% (Premiums Received $(2,108,665))		(1,265,293)
Other Assets & Liabilities, Net - 1.1%		1,504,449
Net Assets - 100.0%		$136,672,243

MAI MANAGED VOLATILITY FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)

MAY 31, 2019

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - 0.9%
Call Options Written - 0.3%
(66)	Anheuser-Busch InBev SA/NV	$85	06/19	$537,240	$(3,366)
(10)	CBOE S&P 500 INDEX S&P 500	2,900	06/19	2,752,060	(1,440)
(15)	CBOE S&P 500 INDEX S&P 500	2,850	06/19	4,128,090	(10,830)
(10)	CBOE S&P 500 INDEX S&P 500	2,750	06/19	2,752,060	(46,200)
(11)	CBOE S&P 500 INDEX S&P 500	2,925	07/19	3,027,266	(1,843)
(10)	CBOE S&P 500 INDEX S&P 500	2,900	07/19	2,752,060	(3,500)
(5)	CBOE S&P 500 INDEX S&P 500	2,850	07/19	1,376,030	(5,700)
(5)	CBOE S&P 500 INDEX S&P 500	2,810	07/19	1,376,030	(12,250)
(10)	CBOE S&P 500 INDEX S&P 500	2,800	07/19	2,752,060	(28,700)
(5)	CBOE S&P 500 INDEX S&P 500	2,775	07/19	1,376,030	(20,215)
(10)	CBOE S&P 500 INDEX S&P 500	2,760	07/19	2,752,060	(48,750)
(15)	CBOE S&P 500 INDEX S&P 500	2,930	07/19	4,128,090	(8,700)
(10)	CBOE S&P 500 INDEX S&P 500	2,875	07/19	2,752,060	(15,250)
(5)	CBOE S&P 500 INDEX S&P 500	2,860	07/19	1,376,030	(9,775)
(15)	CBOE S&P 500 INDEX S&P 500	2,845	07/19	4,128,090	(36,225)
(11)	CBOE S&P 500 INDEX S&P 500	2,970	08/19	3,027,266	(4,785)
(10)	CBOE S&P 500 INDEX S&P 500	2,850	08/19	2,752,060	(29,050)
(10)	CBOE S&P 500 INDEX S&P 500	2,875	08/19	2,752,060	(27,350)
(11)	CBOE S&P 500 INDEX S&P 500	2,940	09/19	3,027,266	(17,215)
(5)	CBOE S&P 500 INDEX S&P 500	2,950	01/20	1,376,030	(23,600)
(10)	CBOE S&P 500 INDEX S&P 500	2,900	01/20	2,752,060	(65,900)
Total Call Options Written (Premiums Received $(1,415,269))					(420,644)
Put Options Written - 0.6%
(22)	CBOE S&P 500 INDEX S&P 500	2,650	06/19	5,830,000	(33,880)
(11)	CBOE S&P 500 INDEX S&P 500	2,625	06/19	2,887,500	(12,650)
(5)	CBOE S&P 500 INDEX S&P 500	2,620	06/19	1,310,000	(5,825)
(22)	CBOE S&P 500 INDEX S&P 500	2,750	07/19	6,050,000	(113,850)
(16)	CBOE S&P 500 INDEX S&P 500	2,700	07/19	4,320,000	(54,320)
(21)	CBOE S&P 500 INDEX S&P 500	2,650	07/19	5,565,000	(45,633)
(11)	CBOE S&P 500 INDEX S&P 500	2,630	07/19	2,893,000	(20,196)
(20)	CBOE S&P 500 INDEX S&P 500	2,625	07/19	5,250,000	(34,700)
(11)	CBOE S&P 500 INDEX S&P 500	2,600	07/19	2,860,000	(15,510)
(10)	CBOE S&P 500 INDEX S&P 500	2,575	07/19	2,575,000	(10,800)
(10)	CBOE S&P 500 INDEX S&P 500	2,550	07/19	2,550,000	(8,750)
(16)	CBOE S&P 500 INDEX S&P 500	2,750	07/19	4,400,000	(105,200)
(11)	CBOE S&P 500 INDEX S&P 500	2,735	07/19	3,008,500	(65,945)
(22)	CBOE S&P 500 INDEX S&P 500	2,650	07/19	5,830,000	(76,450)
(5)	CBOE S&P 500 INDEX S&P 500	2,625	07/19	1,312,500	(14,675)
(11)	CBOE S&P 500 INDEX S&P 500	2,585	07/19	2,843,500	(24,475)
(10)	CBOE S&P 500 INDEX S&P 500	2,700	08/19	2,700,000	(55,050)
(11)	CBOE S&P 500 INDEX S&P 500	2,680	08/19	2,948,000	(54,010)
(11)	CBOE S&P 500 INDEX S&P 500	2,625	08/19	2,887,500	(48,730)
(11)	CBOE S&P 500 INDEX S&P 500	2,575	09/19	2,832,500	(44,000)
Total Put Options Written (Premiums Received $(693,396))					(844,649)
Total Written Options - 0.9%
(Premiums Received $(2,108,665))					$(1,265,293)

MAI MANAGED VOLATILITY FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

MAY 31, 2019

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.
(c)	Rate presented is yield to maturity.
(d)	All or a portion of this security is held as collateral for written options.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2019.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communications	$7,369,492	$–	$–	$7,369,492
Consumer Discretionary	4,287,342	–	–	4,287,342
Consumer Staples	5,382,833	–	–	5,382,833
Energy	4,270,428	–	–	4,270,428
Financials	8,126,145	–	–	8,126,145
Health Care	9,143,556	–	–	9,143,556
Industrials	5,237,310	–	–	5,237,310
Information Technology	14,105,392	–	–	14,105,392
Materials	1,171,757	–	–	1,171,757
Real Estate	1,444,911	–	–	1,444,911
Utilities	1,922,637	–	–	1,922,637
Corporate Non-Convertible Bonds	–	843,767	–	843,767
U.S. Government & Agency Obligations	–	49,013,256	–	49,013,256
Exchange Traded Fund	1,303,310	–	–	1,303,310
Money Market Fund	–	22,810,951	–	22,810,951
Investments at Value	$63,765,113	$72,667,974	$–	$136,433,087
Total Assets	$63,765,113	$72,667,974	$–	$136,433,087

Liabilities
Other Financial Instruments*
Written Options	(217,590)	(1,047,703)	–	(1,265,293)
Total Liabilities	$(217,590)	$(1,047,703)	$–	$(1,265,293)

MAI MANAGED VOLATILITY FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

MAY 31, 2019

*	Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	July 10, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	July 10, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 10, 2019